Financial Instruments - Remaining Contractual Maturity for its Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	¥ 400,829		¥ 601,975
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	565,983		480,801
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	10,557		9,911
Undiscounted cash flows of financial liabilities	977,369		1,092,687
Carrying amount, Trade and other payables	400,829	$ 57,576	601,975
Carrying amount, Bank borrowings - fixed rate	558,000	80,152	473,000
Carrying amount, Amount due to a shareholder	10,557	1,516	9,911
Carrying amount	969,386	$ 139,244	1,084,886
On demand/less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	330,829		437,975
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	343,472		257,406
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	10,557		9,911
Undiscounted cash flows of financial liabilities	684,858		705,292
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	70,000		164,000
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	222,511		223,395
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	0
Undiscounted cash flows of financial liabilities	¥ 292,511		¥ 387,395
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted average effective interest rate	4.35%	4.35%	4.35%